STATEMENTS OF CASH FLOWS	9 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (1,034,098)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(91,362)
Payment of formation costs through a promissory note - related party	1,548
Changes in operating assets and liabilities:
Prepaid expenses	(343,839)
Accounts payable and accrued expenses	859,811
Net cash used in operating activities	(607,940)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(230,000,000)
Net cash used in investing activities	(230,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to the Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	225,400,000
Proceeds from sale of Private Placement Warrants	6,600,000
Proceeds of promissory note - related party	62,558
Repayment of promissory note - related party	(186,760)
Payments of offering costs	(500,442)
Net cash provided by financing activities	231,400,356
Net Change in Cash	792,416
Cash - Ending	792,416
Non-Cash Investing and Financing Activities:
Initial classification of ordinary shares subject to possible redemption	218,346,480
Change in value of Class A ordinary shares subject to possible redemption	(1,028,680)
Deferred underwriting fee payable	8,050,000
Payment of offering costs through promissory note - related party	$ 122,654